SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
Schedule of the RSU activity

		Weighted Average
		Grant-Date
	Number of	Fair Value
	Shares	(in whole US dollars)
Unvested as of January 1, 2024	1,660,182	$27.21
Granted	167,968	16.87
Vested	(795,893)	26.20
Forfeited	(32,846)	30.42
Unvested as of December 31, 2024	999,411	$26.29

Summary of Company share-based compensation expense by plan included in consolidated statements of operations

	Years Ended December 31,
	2022	2023	2024
Share Incentive	$9,370	$46,981	$20,087
CSI Solar Employee Incentive	—	8,354	—
CSI Solar Restricted Share Incentive	—	—	1,317
	$9,370	$55,335	$21,404